Document and Entity Information	6 Months Ended
Jun. 30, 2016
Document and Entity Information
Entity Registrant Name	Evans Brewing Co Inc.
Entity Central Index Key	0001580490
Amendment Flag	true
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall hereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
Document Type	S-1
Document Period End Date	Jun. 30, 2016
Entity Filer Category	Smaller Reporting Company